Investment Objectives and Goals - Innovator U.S. Equity Accelerated 9 Buffer ETF — October	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 13.68% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2026 through September 30, 2027.